Share Capital (Details) - Schedule of common shares issued and outstanding - CAD ($)		12 Months Ended
		Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2020
Schedule Of Common Shares Issued And Outstanding Abstract
Number of common shares, Beginning Balance		13,010,176		13,008,006		13,007,956
Amount, Beginning Balance		$ 5,750,252		$ 5,745,369		$ 5,745,215
Number of common shares, Shares issued on initial public offering	[1]	3,680,000
Amount, Shares issued on initial public offering	[1]	$ 34,988,520
Number of common shares, Shares issue costs	[2]
Amount, Shares issue costs	[2]	$ (4,233,129)
Number of common shares, Shares issued on conversion of debentures	[3]	751,163
Amount, Shares issued on conversion of debentures	[3]	$ 857,399
Number of common shares, Shares issued on vesting of restricted share units	[4]	240,000
Amount, Shares issued on vesting of restricted share units	[4]	$ 1,950,645
Number of common shares, Shares issued from exercise of warrants		243,419	[5]	2,170	[2]	50	[6]
Amount, Shares issued from exercise of warrants		$ 419,946	[5]	$ 4,883	[2]	$ 154	[6]
Number of common shares, Ending Balance		17,924,758		13,010,176		13,008,006
Amount, Ending Balance		$ 39,733,633		$ 5,750,252		$ 5,745,369

[1]	On November 23, 2021, the Company completed the IPO through the issuance of 3,680,000 common shares, including 480,000 common shares issued under the underwriters’ over-allotment option, at a price of $9.51 (USD $7.50) per share for gross proceeds of $34,988,520 (USD $27,600,000). In connection with the IPO, the Company granted the underwriters 184,000 Finders’ Warrants with each Finders’ Warrant exercisable into one common share of the Company at the price of USD $9.375 until November 23, 2026 (see Notes 10 and 14). In addition, the Company paid total issuance costs of $2,995,448 comprised of (i) a cash commission of $2,624,139 to the underwriters, (ii) underwriters’ fees of $304,248, and (iii) other closing expenses of $67,061.
[2]	During the year ended June 30, 2021, 2,170 common shares were issued as a result of the exercise of Warrants for cash proceeds of $4,883.
[3]	On November 23, 2021, the Company also issued 751,163 common shares for the conversion of all outstanding Debentures at a conversion price of $1.25 per common share. The total amount of $863,294 was transferred from derivative liability to share capital.
[4]	On January 9, 2022, the Company issued 240,000 common shares as a result of the vesting of restricted share units (“RSUs”). These common shares were valued at an amount of $1,950,645. See Note 12 for more details.
[5]	During the year ended June 30, 2022, 243,419 common shares were also issued as a result of the exercise of Warrants for cash proceeds of $365,114.
[6]	During the year ended June 30, 2020, 50 common shares were issued as a result of the exercise of Warrants for cash proceeds of $113.